Income Taxes - Schedule of Deferred Tax Assets (Details) - Deferred Tax Assets [Member] - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Non-capital losses	$ 4,084	$ 5,765
Total	$ 4,084	$ 5,765